Consolidated Statement of Comprehensive Income ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Income Statement [Abstract]
Profit for the year	₨ 48,936	$ 587	₨ 674,522	₨ 1,257,945
Items that will not be reclassified to profit or loss
Remeasurements of the net defined benefit liability/asset	(19,673)	(236)	(55,783)	(21,985)
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	5,415	65	24,610	8,900
Total other comprehensive income, net of taxes	(14,258)	(171)	(31,173)	(13,085)
Total comprehensive income	34,678	416	643,349	1,244,860
Total comprehensive income attributable to:
Equity holders of the Company	34,678	416	643,349	1,244,860
Non-controlling interest
Total comprehensive income	₨ 34,678	$ 416	₨ 643,349	₨ 1,244,860